ACQUISITION OF SUBSIDIARY - Additional Information (Details) - Beijing Hollysys Intelligent Technologies Co., Ltd [Member] $ in Thousands, ¥ in Millions			12 Months Ended
	Aug. 21, 2022 CNY (¥)	Aug. 21, 2022 USD ($)	Jun. 30, 2022 USD ($)
Business Acquisition [Line Items]
Percentage of acquisition	100.00%	100.00%
Payments to acquire businesses gross	¥ 135	$ 20,908	$ 20,908